ACCRUED AND OTHER LIABILITIES (Other Liabilities) (Details) - USD ($) $ in Thousands	Jun. 27, 2018	Jun. 28, 2017
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 55,592	$ 57,464
Insurance	40,093	42,532
Landlord contributions	23,334	26,402
Unfavorable leases	3,750	5,398
Unrecognized tax benefits	2,917	3,116
Other	5,999	6,212
Other liabilities	$ 131,685	$ 141,124